Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000050687 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$30(a)	0.60%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 30	[1]
Expense Ratio, Percent	0.60%	[1],[2]
Net Assets	$ 2,354,998,741
Holdings Count | Holding	21
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

C000166010 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[3]
Expense Ratio, Percent	0.08%	[3],[4]
Net Assets	$ 2,354,998,741
Holdings Count | Holding	21
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

C000050686 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$59(a)	1.19%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 59	[5]
Expense Ratio, Percent	1.19%	[5],[6]
Net Assets	$ 2,354,998,741
Holdings Count | Holding	21
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

C000050685 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$22(a)	0.44%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 22	[7]
Expense Ratio, Percent	0.44%	[7],[8]
Net Assets	$ 2,354,998,741
Holdings Count | Holding	21
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

C000050684 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 80/20 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[9]
Expense Ratio, Percent	0.10%	[9],[10]
Net Assets	$ 2,354,998,741
Holdings Count | Holding	21
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.

C000050742 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[11]
Expense Ratio, Percent	0.07%	[11],[12]
Net Assets	$ 782,852,892
Holdings Count | Holding	25
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050743 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)	0.41%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[13]
Expense Ratio, Percent	0.41%	[13],[14]
Net Assets	$ 782,852,892
Holdings Count | Holding	25
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050744 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$57(a)	1.15%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 57	[15]
Expense Ratio, Percent	1.15%	[15],[16]
Net Assets	$ 782,852,892
Holdings Count | Holding	25
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000166011 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[17]
Expense Ratio, Percent	0.05%	[17],[18]
Net Assets	$ 782,852,892
Holdings Count | Holding	25
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050745 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 40/60 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$28(a)	0.57%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 28	[19]
Expense Ratio, Percent	0.57%	[19],[20]
Net Assets	$ 782,852,892
Holdings Count | Holding	25
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050788 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$35(a)	0.69%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 35	[21]
Expense Ratio, Percent	0.69%	[21],[22]
Net Assets	$ 441,174,134
Holdings Count | Holding	20
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

C000166012 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[23]
Expense Ratio, Percent	0.02%	[23],[24]
Net Assets	$ 441,174,134
Holdings Count | Holding	20
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

C000050787 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$56(a)	1.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 56	[25]
Expense Ratio, Percent	1.12%	[25],[26]
Net Assets	$ 441,174,134
Holdings Count | Holding	20
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

C000050786 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.38%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[27]
Expense Ratio, Percent	0.38%	[27],[28]
Net Assets	$ 441,174,134
Holdings Count | Holding	20
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

C000050785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 20/80 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[29]
Expense Ratio, Percent	0.04%	[29],[30]
Net Assets	$ 441,174,134
Holdings Count | Holding	20
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.

C000050829 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Institutional Shares
Trading Symbol	BIGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[31]
Expense Ratio, Percent	0.08%	[31],[32]
Net Assets	$ 2,022,928,933
Holdings Count | Holding	22
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050830 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor A Shares
Trading Symbol	BAGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$21(a)	0.42%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 21	[33]
Expense Ratio, Percent	0.42%	[33],[34]
Net Assets	$ 2,022,928,933
Holdings Count | Holding	22
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050831 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Investor C Shares
Trading Symbol	BCGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$58(a)	1.16%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 58	[35]
Expense Ratio, Percent	1.16%	[35],[36]
Net Assets	$ 2,022,928,933
Holdings Count | Holding	22
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000166013 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class K Shares
Trading Symbol	BKGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[37]
Expense Ratio, Percent	0.06%	[37],[38]
Net Assets	$ 2,022,928,933
Holdings Count | Holding	22
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

C000050832 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation Fund
Class Name	Class R Shares
Trading Symbol	BRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$30(a)	0.61%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 30	[39]
Expense Ratio, Percent	0.61%	[39],[40]
Net Assets	$ 2,022,928,933
Holdings Count | Holding	22
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Annualized.